Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—7.9%
318,200		Alphabet, Inc., Class A	$ 107,551,600
543,426		AT&T, Inc.	14,243,195
410,928		Fox Corp., Class A	29,907,340
12,688		Meta Platforms, Inc.	9,090,952
277,588		Verizon Communications, Inc.	12,358,218
		TOTAL	173,151,305
		Consumer Discretionary—8.1%
616,583		Advance Auto Parts, Inc.	29,602,150
117,952	[1]	Amazon.com, Inc.	28,225,914
4,210		Booking Holdings, Inc.	21,057,746
105,790		eBay, Inc.	9,650,164
120,216	[1]	Five Below, Inc.	23,038,194
291,305		General Motors Co.	24,469,620
45,612	[1]	Lululemon Athletica Inc.	7,959,294
38,359		McDonald’s Corp.	12,083,085
65,656		PVH Corp.	4,094,308
79,128		TJX Cos., Inc.	11,854,166
9,198	[1]	Ulta Beauty, Inc.	5,954,417
		TOTAL	177,989,058
		Consumer Staples—7.0%
171,264		Albertsons Cos., Inc.	2,851,546
212,451	[1]	Dollar Tree, Inc.	24,982,113
172,301		Estee Lauder Cos., Inc., Class A	19,862,859
69,514		Kimberly-Clark Corp.	6,950,705
152,931		Kroger Co.	9,611,713
223,200	[1]	Maplebear, Inc.	8,294,112
106,989		Molson Coors Beverage Company, Class B	5,139,752
226,258		Philip Morris International, Inc.	40,599,736
38,115		Target Corp.	4,019,989
268,345		WalMart Inc.	31,970,623
		TOTAL	154,283,148
		Energy—5.1%
97,604		Cheniere Energy, Inc.	20,645,198
172,295		Devon Energy Corp.	6,927,982
204,806		EOG Resources, Inc.	22,964,897
175,330		Exxon Mobil Corp.	24,791,662
89,172		Marathon Petroleum Corp.	15,711,215
31,264		Phillips 66	4,488,260
32,789		Valero Energy Corp.	5,948,908
148,510		Williams Cos., Inc.	9,988,782
		TOTAL	111,466,904
		Financials—21.8%
110,326		Aflac, Inc.	12,240,670
55,984		Ameriprise Financial, Inc.	29,514,205
97,691	[1]	Arch Capital Group Ltd.	9,382,244
383,423		Bank of New York Mellon Corp.	45,980,086
14,694	[1]	Berkshire Hathaway, Inc., Class B	7,060,908

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
43,324		Cboe Global Markets, Inc.	$ 11,483,459
144,937		Charles Schwab Corp.	15,061,853
137,898		Fidelity National Financial, Inc.	7,500,272
682,299	[1]	Fiserv, Inc.	43,482,915
11,728		Goldman Sachs Group, Inc.	10,970,489
163,945		Hartford Insurance Group, Inc.	22,142,412
212,653		Interactive Brokers Group, Inc., Class A	15,923,457
68,357		JPMorgan Chase & Co.	20,909,723
170,654		Morgan Stanley	31,195,551
151,559		Northern Trust Corp.	22,647,461
178,492		PayPal Holdings, Inc.	9,404,743
27,922		PNC Financial Services Group, Inc.	6,234,983
160,948		Popular, Inc.	21,491,386
49,845		Progressive Corp., OH	10,367,760
218,682		Prudential Financial, Inc.	24,297,757
241,948		State Street Corp.	31,661,315
262,609		Synchrony Financial	19,073,292
173,806		The Travelers Cos., Inc.	49,449,545
		TOTAL	477,476,486
		Health Care—12.5%
155,873		AbbVie, Inc.	34,761,238
98,629	[1]	Align Technology, Inc.	16,079,486
58,857		Amgen, Inc.	20,122,031
43,436	[1]	Biogen, Inc.	7,813,702
34,579	[1]	BioMarin Pharmaceutical, Inc.	1,955,097
69,848		Cardinal Health, Inc.	15,008,938
56,321	[1]	Charles River Laboratories International, Inc.	11,854,444
276,784		Dentsply Sirona, Inc.	3,451,496
851,908	[1]	Elanco Animal Health, Inc.	20,513,945
64,058		Gilead Sciences, Inc.	9,093,033
53,958		Humana, Inc.	10,532,602
149,104	[1]	Illumina, Inc.	21,591,750
120,083	[1]	Incyte Genomics, Inc.	12,016,706
85,276		Johnson & Johnson	19,378,971
307,080	[1]	Moderna, Inc.	13,533,016
31,067		Regeneron Pharmaceuticals, Inc.	23,034,627
27,396		Teleflex, Inc.	2,859,320
108,061		UnitedHealth Group, Inc.	31,005,943
		TOTAL	274,606,345
		Industrials—13.3%
23,444		3M Co.	3,590,683
38,117		C.H. Robinson Worldwide, Inc.	7,430,909
27,940		Eaton Corp. PLC	9,818,675
68,426		Emerson Electric Co.	10,055,885
58,527		GE Aerospace	17,955,498
37,888		GE Vernova, Inc.	27,520,707
93,833		General Dynamics Corp.	32,943,828
18,265		Honeywell International, Inc.	4,155,653
19,140		Lennox International, Inc.	9,475,831
40,062		Lockheed Martin Corp.	25,408,122
86,575		Masco Corp.	5,721,742
26,437		Northrop Grumman Corp.	18,301,278

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
101,641		Otis Worldwide Corp.	$ 8,682,174
16,335		RTX Corp.	3,282,191
91,262	[1]	SPX Technologies, Inc.	19,019,913
40,693		Trane Technologies PLC	17,114,662
11,365		TransDigm, Inc.	16,223,992
77,321		Union Pacific Corp.	18,178,167
110,662	[1]	United Airlines Holdings, Inc.	11,322,936
257,379		Veralto Corp.	25,475,373
		TOTAL	291,678,219
		Information Technology—12.1%
123,206		Accenture PLC	32,482,030
336,962		Cisco Systems, Inc.	26,390,864
65,767	[1]	Fortinet, Inc.	5,344,226
76,337	[1]	GoDaddy, Inc.	7,673,395
577,274		Hewlett Packard Enterprise Co.	12,422,936
73,894		IBM Corp.	22,663,290
88,929		Microchip Technology, Inc.	6,751,490
71,545		Micron Technology, Inc.	29,682,590
63,814	[1]	Nutanix, Inc.	2,509,805
75,454		Qualcomm, Inc.	11,438,072
255,088		Salesforce, Inc.	54,152,631
50,174		TD SYNNEX Corp.	7,961,109
151,471		Teradyne, Inc.	36,512,085
94,365	[1]	Zoom Communications, Inc.	8,691,016
		TOTAL	264,675,539
		Materials—3.0%
100,093		Alcoa Corp.	5,686,283
641,808		Celanese Corp.	28,521,948
217,780		Newmont Corp.	24,467,583
60,608		PPG Industries, Inc.	7,008,103
		TOTAL	65,683,917
		Real Estate—2.6%
56,925	[1]	CBRE Group, Inc.	9,696,035
392,923		Kilroy Realty Corp.	13,547,985
80,511		SBA Communications Corp.	14,822,880
238,061		SL Green Realty Corp.	10,660,372
46,404		Welltower, Inc.	8,740,657
		TOTAL	57,467,929
		Utilities—4.6%
75,341		American Electric Power Co., Inc.	9,023,968
40,978		DTE Energy Co.	5,506,624
275,611		Duke Energy Corp.	33,445,395
127,508		Edison International	7,941,198
590,316		Exelon Corp.	26,434,350
161,752		Pinnacle West Capital Corp.	15,133,517
51,621		Southern Co.	4,610,272
		TOTAL	102,095,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,621,571,209)	2,150,574,174

Shares		Value
	INVESTMENT COMPANY—2.2%
48,475,924	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[2] (IDENTIFIED COST $48,475,924)	$ 48,475,924
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,670,047,133)	2,199,050,098
	OTHER ASSETS AND LIABILITIES - NET—(0.2%)[3]	(4,619,400)
	NET ASSETS—100%	$2,194,430,698
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$44,278,395
Purchases at Cost	$78,989,879
Proceeds from Sales	$(74,792,350)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$48,475,924
Shares Held as of 1/31/2026	48,475,924
Dividend Income	$423,511

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any Over-the-counter (OTC) derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.